OPERATING LEASES AND COMMITMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Begininng balance	$ 442,000	$ 136,000	$ 393,000
Renewed office lease	184,000	533,000
Renewed office lease	184,000		(247,000)
Accumulated amortization	(222,000)	(247,000)	(4,000)
Ending balance	$ 384,000	$ 422,000	$ 136,000